ACQUISITIONS, DISPOSITIONS AND RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations And Disposal Groups [Abstract]
Selected Financial Information Regarding Results of Operations

The following table presents selected financial information regarding the results of operations attributable to our former charter fleet business:

Year ended December 31, 2012
(In thousands)
Revenues	$8,184
Gain on disposal of discontinued operations, before taxes	257
Income before provision for income taxes	3,240
3,497
Provision for income taxes	—
Income from discontinued operations, net of tax	$3,497

Amounts Incurred and Amounts Expected to be Incurred in Future by Major Type of Cost and by Segment

The following table presents total amounts incurred during the year ended December 31, 2014, as well as amounts incurred from the inception of our restructuring efforts up to December 31, 2014 and amounts expected to be incurred in the future by major type of cost and by segment.

	Incurred in the year ended December 31, 2014	Incurred in the year ended December 31, 2013	Incurred from restructuring inception to December 31, 2014	Estimate of remaining amounts to be incurred	Total

AEA
Impairments and write offs	$(1,240)	$14,163	$12,923	$—	$12,923
Severance and other personnel-related costs	3,735	9,645	13,380	476	13,856
Morgan City environmental reserve	—	5,925	5,925	—	5,925
Morgan City yard-related expenses	6,675	4,175	10,850	5,252	16,102
Other	—	158	158	3,272	3,430
	$9,170	$34,066	$43,236	$9,000	$52,236

Corporate
Severance and other personnel-related costs	$938	$1,661	$2,599	—	$2,599
Legal and other advisor fees	7,207	—	7,207	—	7,207
Other	798	—	798	—	798
	$8,943	$1,661	$10,604	—	10,604

Total	$18,113	$35,727	$53,840	$9,000	$62,840

Roll Forward of Accrued Liabilities Associated with Restructuring Activities

The following table presents a roll forward of accrued liabilities associated with our restructuring activities:

	Morgan City environmental reserve	Severance and other personnel- related accruals	Morgan City yard-related expenses and other	Total
	(In thousands)

Balance at January 1, 2013	$—	$—	$—	$—
Accruals	5,925	5,820	1,105	12,850
Payments	—	(4,893)	—	(4,893)

Balance at December 31, 2013	$5,925	$927	$1,105	$7,957
Accruals	—	2,626	183	2,809
Payments	(2,250)	(3,553)	(915)	(6,718)

Balance at December 31, 2014	$3,675	$—	$373	$4,048